Leases - Right of use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Leases
Amount beginning of the year	€ 337,297	[1]	€ 239,229
Amount end of the year	484,597		337,297	[1]
Gross/Acquisition and manufacturing costs
Leases
Amount beginning of the year	481,879		350,415
Foreign currency translation	17,755		(7,439)
Additions	190,816		185,519
Disposals	4,364		46,616
Amount end of the year	686,086		481,879
Depreciation, amortisation and write-downs
Leases
Amount beginning of the year	(144,582)		(111,186)
Foreign currency translation	(5,167)		(1,153)
Additions	(55,596)		(42,122)
Disposals	(3,856)		(9,879)
Amount end of the year	(201,489)		(144,582)
Plant, machinery and equipment
Leases
Amount beginning of the year	81,176		74,068
Amount end of the year	113,710		81,176
Plant, machinery and equipment | Gross/Acquisition and manufacturing costs
Leases
Amount beginning of the year	168,224		143,208
Foreign currency translation	4,576		(3,403)
Additions	36,082		28,622
Disposals	443		3,405
Reclass	19,172		3,202
Amount end of the year	227,611		168,224
Plant, machinery and equipment | Depreciation, amortisation and write-downs
Leases
Amount beginning of the year	(87,048)		(69,140)
Foreign currency translation	(2,628)		(744)
Additions	(24,826)		(19,649)
Disposals	(424)		(2,241)
Reclass	177		244
Amount end of the year	(113,901)		(87,048)
Furniture and fixtures
Leases
Amount beginning of the year	10,383		8,851
Amount end of the year	15,449		10,383
Furniture and fixtures | Gross/Acquisition and manufacturing costs
Leases
Amount beginning of the year	27,445		22,371
Foreign currency translation	718		(496)
Additions	7,546		6,323
Disposals	860		1,178
Reclass	4,809		425
Amount end of the year	39,658		27,445
Furniture and fixtures | Depreciation, amortisation and write-downs
Leases
Amount beginning of the year	(17,062)		(13,520)
Foreign currency translation	(620)		346
Additions	(7,307)		(5,061)
Disposals	(880)		(1,173)
Reclass	(100)
Amount end of the year	(24,209)		(17,062)
Right-of use assets
Leases
Amount beginning of the year	142,110		130,372
Amount end of the year	145,038		142,110
Right-of use assets | Gross/Acquisition and manufacturing costs
Leases
Amount beginning of the year	167,365		147,098
Foreign currency translation	7,472		(3,416)
Additions	14,292		68,044
Disposals	2,453		44,361
Amount end of the year	186,676		167,365
Right-of use assets | Depreciation, amortisation and write-downs
Leases
Amount beginning of the year	(25,255)		(16,726)
Foreign currency translation	(2,717)		370
Additions	(15,829)		(16,035)
Disposals	(2,163)		(7,136)
Amount end of the year	(41,638)		(25,255)
Right-of use assets | Buildings
Leases
Amount beginning of the year	137,285		122,456
Amount end of the year	141,880		137,285
Right-of use assets | Buildings | Gross/Acquisition and manufacturing costs
Leases
Amount beginning of the year	158,454		136,158
Foreign currency translation	7,442		(3,410)
Additions	14,077		66,270
Disposals	2,453		40,564
Reclass	82
Amount end of the year	177,602		158,454
Right-of use assets | Buildings | Depreciation, amortisation and write-downs
Leases
Amount beginning of the year	(21,169)		(13,702)
Foreign currency translation	(2,573)		374
Additions	(14,160)		(14,306)
Disposals	(2,163)		(6,465)
Reclass	17
Amount end of the year	(35,722)		(21,169)
Right-of use assets | Plant, machinery and equipment
Leases
Amount beginning of the year	4,443		7,561
Amount end of the year	2,693		4,443
Right-of use assets | Plant, machinery and equipment | Gross/Acquisition and manufacturing costs
Leases
Amount beginning of the year	8,382		10,475
Foreign currency translation	30		(6)
Additions			1,710
Disposals			3,797
Reclass	(335)
Amount end of the year	8,077		8,382
Right-of use assets | Plant, machinery and equipment | Depreciation, amortisation and write-downs
Leases
Amount beginning of the year	(3,939)		(2,914)
Foreign currency translation	(120)		(4)
Additions	(1,462)		(1,692)
Disposals			(671)
Reclass	137
Amount end of the year	(5,384)		(3,939)
Right-of use assets | Furniture and fixtures
Leases
Amount beginning of the year	382		355
Amount end of the year	465		382
Right-of use assets | Furniture and fixtures | Gross/Acquisition and manufacturing costs
Leases
Amount beginning of the year	529		465
Additions	215		64
Reclass	253
Amount end of the year	997		529
Right-of use assets | Furniture and fixtures | Depreciation, amortisation and write-downs
Leases
Amount beginning of the year	(147)		(110)
Foreign currency translation	(24)
Additions	(207)		(37)
Reclass	(154)
Amount end of the year	€ (532)		€ (147)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”